Award Timing Disclosure	Nov. 27, 2024 USD ($) shares $ / shares Rate
Jay R. Luly [Member]
Awards Close in Time to MNPI Disclosures
Name	Jay R. Luly, Ph.D.
Underlying Securities | shares	250,000
Exercise Price | $ / shares	$ 8.83
Fair Value as of Grant Date | $	$ 1,223,975
Underlying Security Market Price Change | Rate	(300.00%)
Scott T Rottinghaus [Member]
Awards Close in Time to MNPI Disclosures
Name	Scott T. Rottinghaus, M.D.
Underlying Securities | shares	87,000
Exercise Price | $ / shares	$ 8.83
Fair Value as of Grant Date | $	$ 425,943
Underlying Security Market Price Change | Rate	(300.00%)
Yat Sun Or [Member]
Awards Close in Time to MNPI Disclosures
Name	Yat Sun Or, Ph.D.
Underlying Securities | shares	87,000
Exercise Price | $ / shares	$ 8.83
Fair Value as of Grant Date | $	$ 425,943
Underlying Security Market Price Change | Rate	(300.00%)